Research and Development Expenses (Details) - Schedule of Components of Research and Development Expenses - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Research and development expenses	$ 373,657	$ 298,772	$ 1,004,443	$ 850,680
Subcontractors [Member]
Segment Reporting Information [Line Items]
Research and development expenses			759,440	542,186
Salaries [Member]
Segment Reporting Information [Line Items]
Research and development expenses			191,825	182,995
Consultants and others [Member]
Segment Reporting Information [Line Items]
Research and development expenses			$ 53,178	$ 125,499